BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Transaction with Uber (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Millions, $ in Millions							12 Months Ended
	Dec. 21, 2021 RUB (₽)	Dec. 21, 2021 USD ($)	Sep. 08, 2021 RUB (₽)	Sep. 07, 2021 RUB (₽)	Sep. 07, 2021 USD ($)	Aug. 30, 2021 USD ($) $ / shares	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Aug. 30, 2021 ₽ / shares	Sep. 30, 2020
Business Acquisition [Line Items]
Total cash consideration for the acquisition							₽ 1,031	$ 14.7	₽ 8,921	₽ 40,030
Yandex SDG.
Business Acquisition [Line Items]
Ownership interest (percentage)												72.80%
MLU B.V
Business Acquisition [Line Items]
Ownership interest (percentage)												61.70%
UBER | Yandex SDG.
Business Acquisition [Line Items]
Ownership interest (percentage)												18.60%
UBER | MLU B.V
Business Acquisition [Line Items]
Ownership interest (percentage)												33.50%
Employees of Yandex.Taxi Group | MLU B.V
Business Acquisition [Line Items]
Ownership interest (percentage)						71.00%					71.00%
Percentage of ownership based on total number of outstanding shares						70.20%					70.20%
Yandex Self Driving Group B.V. | UBER
Business Acquisition [Line Items]
Total cash consideration for the acquisition				₽ 58,363	$ 800.0
Cash paid on closing the deal	₽ 14,859	$ 200.0
Reduced amount of non-controlling interest							6,241
Reduced amount of Additional paid-in capital							₽ 67,205
Earnings are allocated to the noncontrolling interest			₽ 0
Yandex Self Driving Group B.V. | UBER | MLU B.V
Business Acquisition [Line Items]
Total cash consideration for the acquisition | $						$ 1,000.0
Percentage of share capital of acquired company transferred						4.50%					4.50%
Percentage on total number of outstanding shares						4.60%					4.60%
Newly Restructured MLU | MLU B.V
Business Acquisition [Line Items]
Remaining percentage of voting interest that call option can acquire						29.00%					29.00%
Interest ownership percentage based on total shares outstanding percentage that the call option can acquire						29.80%					29.80%
Initial exercise price | (per share)						$ 1,811					₽ 132,119
Newly Restructured MLU | MLU B.V | Options exercised in September 2023
Business Acquisition [Line Items]
Initial exercise price | (per share)						$ 2,005					₽ 146,272